Fair Value Measurements - Additional Information (Details) - EBP 001 - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Culp, Inc. Common Stock
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Number of shares held	196,376	167,314
Cost basis of common stock	$ 1,253,261	$ 1,188,047
Money Market Fund | Level 2
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Public investment vehicle value	$ 1